Share-based payments	12 Months Ended
Dec. 31, 2018
Disclosure Of Share-Based Payments [Abstract]
Share-based payments
21. Share-based payments
Share based payments expense consists of:

	December 31, 2018	December 31, 2017

Share options	$3,392	$6,736
Restricted shares with no performance criteria	1,425	2,716
Restricted shares with performance criteria	175	—
Deferred units	(277)	(1,023)
Performance shares	2,274	2,789
	$6,989	$11,218

21. Share-based payments (continued)

(a)	Share option plans
Previously, the Company had two share option plans (the “Plans”) approved, as amended and restated, by the shareholders from time to time. On June 21, 2018, shareholders approved the combination of the two plans into the Incentive Stock Option Plan effective as of June 21, 2018 under which share purchase options (“Options”) can be granted to officers, employees and consultants.
The Company’s Incentive Stock Option Plan (the “Plan”) consists of options which are subject to a 5-year maximum term and payable in shares of the Company when vested and exercised. The Plan prohibits the re-pricing of Options without shareholder approval. Options vest at the discretion of the Board of Directors at the time an Option is granted. Generally, Options granted before November 1, 2015 vest in three equal and separate tranches with the first tranche vesting on the grant date and the second and third tranches vesting on the second and third anniversary dates of the grant date. Options granted on or after November 1, 2015 vest in three equal and separate tranches with vesting commencing one year after the date of grant and the second and third tranches vesting on the second and third anniversary of the grant date. Options are subject to withholding tax on exercise, withholding tax is paid by the Option holder to the Company prior to receipt of the shares received pursuant to exercise.
The Company is responsible for remittance of the withholding tax to the appropriate tax authority. As at December 31, 2018, a total of 3,928,361 options (2017 – 3,575,074) were available to grant under the Plan.
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2018		2017
	Weighted average price Cdn$	Number of options	Weighted average price Cdn$	Number of options
At January 1,	30.18	5,944,510	37.75	5,779,205
Regular options granted	6.20	1,078,797	22.15	1,160,905
Exercised	—	—	16.10	(48,529)
Expired	51.46	(870,904)	73.89	(788,672)
Forfeited	26.99	(561,175)	33.78	(158,399)
At December 31,	22.56	5,591,228	30.18	5,944,510

At December 31, 2018, 3,576,150 share purchase options (December 31, 2017 – 3,716,685) with a weighted average exercise price of Cdn$28.13 (December 31, 2017 – Cdn$36.7) had vested and were exercisable.

21. Share-based payments (continued)
Options outstanding are as follows:

	December 31, 2018
	Total options outstanding			Exercisable options
Range of exercise price Cdn$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price Cdn$	Shares	Weighted average exercise price Cdn$

$6.00 to $6.99	1,070,517	4.3	6.20	—	—
$16.00 to $16.99	1,350,527	2.1	16.10	1,011,048	16.10
$18.00 to $18.99	2,591	2.1	18.55	1,727	18.55
$19.00 to $19.99	20,000	1.8	19.80	20,000	19.80
$21.00 to $21.99	20,000	2.8	21.15	13,333	21.15
$22.00 to $22.99	932,971	3.1	22.00	437,527	22.00
$23.00 to $23.99	151,933	3.2	23.18	50,643	23.18
$29.00 to $29.99	2,449	2.4	29.55	1,632	29.55
$30.00 to $30.99	27,800	0.8	30.75	27,800	30.75
$31.00 to $31.99	4,828	0.3	31.90	4,828	31.90
$33.00 to $33.99	1,159,157	1.1	33.35	1,159,157	33.35
$34.00 to $34.99	20,000	0.3	34.15	20,000	34.15
$35.00 to $35.99	20,000	1.0	35.40	20,000	35.40
$39.00 to $39.99	808,455	0.2	39.20	808,455	39.20
	5,591,228	2.2	22.56	3,576,150	28.13

Share based payments expense related to share options for the year ended December 31, 2018 was $3,392 (2017 – $6,736).
The assumptions used to estimate the fair value of options granted during the years ended December 31, 2018 and 2017 were:

	2018	2017
Risk-free interest rate (range) (%)	1.80 – 2.20	0.70 – 1.05
Expected volatility (range) (%)	58 – 64	60 – 65
Expected life (range) (years)	1.79 – 3.79	1.80 – 3.80
Expected dividends (CDN$)	—	0.02
Forfeiture rate (%)	8.0	11.0

The weighted average fair value per stock option granted was Cdn$2.32 (2017 – Cdn$7.65). Volatility was determined based on the historical volatility over the estimated lives of the options.

21. Share-based payments (continued)

(b)	Restricted share unit plan
The Company has a Restricted Share Unit plan (“RSU” plan) whereby restricted share units may be granted to senior management of the Company. The current maximum number of common shares authorized for issue under the RSU plan is 5,000,000. As at December 31, 2018, 508,127 common shares purchased by the Company remain held in trust in connection with this plan (2017 – 1,706,096) and have been included in treasury stock within equity on the consolidated statement of financial position.
Currently, the Company has two types of RSUs:
i.RSU with no performance criteria
These RSUs are exercisable into one common share once vested, entitling the holder to receive the common share for no additional consideration. They vest as follows: one third on the first anniversary of the grant date, one third on the second anniversary of the grant date and one third on the third anniversary of the grant date. RSUs with no performance criteria terminate on the third anniversary of the grant date.  All vested RSUs which have not been redeemed by the date of termination are automatically redeemed.  Such RSUs may be redeemed by the holder in shares or cash, with cash redemptions subject to the approval of the Board.  RSU redemptions are subject to withholding tax, which is paid by the RSU holder to the Company prior to receipt of the resultant shares. Cash settlements are paid net of withholding tax.  The Company is responsible for remittance of the withholding tax to the appropriate tax authority.
A total of 214,859 RSUs with no performance criteria at an average grant-date fair value of Cdn$5.88 per unit were granted during the year ended December 31, 2018 under the Company’s RSU plan. The fair value of each RSU issued is determined as the closing share price at grant date.
A summary of the status of the RSUs with no performance criteria and changes during the year ended December 31, 2018 is as follows:

	2018	2017
At January 1,	341,198	248,013
Granted	214,859	187,366
Redeemed	(181,491)	(69,968)
Forfeited	(41,447)	(24,213)
At December 31,	333,119	341,198

As at December 31, 2018, 29,371 restricted share units are fully vested and exercisable (2017 – 119,356).
Compensation expense related to RSUs with no performance criteria for the year ended December 31, 2018 was $1,425 (2017 – $2,716).
ii. RSU with performance criteria
RSUs with performance criteria vest on the third anniversary of the grant date, subject to achievement of pre-determined performance criteria. When fully vested, the number of RSUs redeemed will range from 0% to 200% of the target award, subject to the performance of the share price over the 3 year period.
A total of 167,976 RSUs with performance criteria were granted during the year ended December 31, 2018 under the Company’s RSU plan. No RSUs with performance criteria were granted by the Company in previous years.

21. Share-based payments (continued)
A summary of the status of the RSUs with performance criteria and changes during the year ended December 31, 2018 is as follows:

2018
At January 1,	—
Granted	167,976
Forfeited	(15,049)
At December 31,	152,927

Compensation expense related to RSUs with performance criteria for the year ended December 31, 2018 was $175 (2017 - $nil).
(c)    Deferred units plan
The Company has an Independent Directors Deferred Unit plan (“DU Plan”) under which DU’s are granted by the Board from time to time to independent directors (“the Participants”). DUs may be redeemed only on retirement of the independent director from the Board (the “Termination Date”) by providing the redemption notice (“Redemption Notice”) to the Company specifying the redemption date which shall be no later than December 15 of the first calendar year commencing after the calendar year in which the Termination Date occurred (the “Redemption Date”). Fifteen (15) trading days after the Redemption Date but no later than December 31 of the first calendar year commencing after the calendar year in which the Termination Date occurred, the Participant shall have the right to receive, and shall receive, with respect to all DUs held at the Redemption Date a cash payment equal to the market value of such DUs as of the Redemption Date. The Company will withhold income tax on redeemed DUs and is responsible for submission of the withholding tax to the tax authority.
At December 31, 2018, 234,125 DUs were outstanding (2017 – 119,367) with a value of $686 (2017 – $866), which is included in accounts payable and accrued liabilities.
Compensation income related to the DUs for the year ended December 31, 2018 was $277 (2017 – $1,023).

(d)	Performance share units plan
The Company has a Performance Share Unit plan (the “PSU” Plan) whereby PSUs may be granted to senior management of the Company at the discretion of the Board of Directors. Under the plan, PSUs cliff vest on the third anniversary of the grant date (the “Redemption Date”) and are subject to terms and conditions including the achievement of predetermined performance criteria (the “Performance Criteria”). When fully vested the number of PSUs redeemed will range from 0% to 200% of the target award, subject to the achievement of the Performance Criteria. Once vested, at the option of the Company, PSU’s are redeemable as a cash payment equal to the market value of the vested PSUs as of the Redemption Date, common shares of the Company equal to the number of vested PSUs, or a combination of cash and shares equal to the market value of the vested PSUs, for no additional consideration from the PSU holder and to be redeemed as soon as practicable after the Redemption Date. The Company will withhold income tax on redeemed PSUs and is responsible for submission of the withholding tax to the tax authority.
A total of 261,523 PSUs were granted during the year ended December 31, 2018 under the PSU Plan (2017 – 113,938). The current maximum number of common shares authorized for issuance from treasury under the PSU Plan is 3,130,000.

21. Share-based payments (continued)
Movements in the PSUs during the year ended December 31, 2018 are as follows:

	2018	2017
At January 1,	381,293	286,188
Granted	261,522	113,938
Expired	(118,605)	—
Forfeited	(39,311)	(18,833)
At December 31,	484,899	381,293

Compensation expense related to PSUs for the year ended December 31, 2018 was $2,274 (2017 – $2,789).